Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis (dollars in millions)

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
Debt Securities AFS	$2,007.8	$–	$1,440.7	$567.1
Securities carried at fair value with changes recorded in net income	339.7	–	–	339.7
Equity Securities AFS	14.3	0.3	14.0	–
FDIC receivable	54.8	–	–	54.8
Derivative assets at fair value -non-qualifying hedges (1)	95.6	–	95.6	–
Derivative assets at fair value - qualifying hedges	45.5	–	45.5	–
Total	$2,557.7	$0.3	$1,595.8	$961.6
Liabilities
Derivative liabilities at fair value - non-qualifying hedges (1)	$(103.3)	$–	$(47.8)	$(55.5)
Derivative liabilities at fair value - qualifying hedges	(0.3)	–	(0.3)	–
Consideration holdback liability	(60.8)	–	–	(60.8)
FDIC True-up Liability	(56.9)	–	–	(56.9)
Total	$(221.3)	$–	$(48.1)	$(173.2)
December 31, 2014
Assets
Debt Securities AFS	$1,116.5	$212.3	$904.2	$–
Equity Securities AFS (2)	14.0	0.2	13.8	–
Derivative assets at fair value -non-qualifying hedges (1)	93.7	–	93.7	–
Derivative assets at fair value - qualifying hedges	74.7	–	74.7	–
Total	$1,298.9	$212.5	$1,086.4	$–
Liabilities
Derivative liabilities at fair value - non-qualifying hedges (1)	$(62.8)	$–	$(36.2)	$(26.6)
Total	$(62.8)	$–	$(36.2)	$(26.6)

(1)Derivative fair values include accrued interest.

(2)In preparing the year-end financial statements as of December 31, 2015, the Company discovered and corrected an immaterial error impacting the fair value leveling for Equity Securities AFS as of December 31, 2014.  $13.8 million has been reclassified from Level 1 to Level 2.

Quantitative Information About Level 3 Fair Value Measurements-Recurring

Quantitative Information about Level 3 Fair Value Measurements—Recurring (dollars in millions)

Financial Instrument	Estimated Fair Value	Valuation Technique(s)	Significant Unobservable Inputs	Range of Inputs	Weighted Average
December 31, 2015
Assets
Securities—AFS	$567.1	Discounted cash flow	Discount Rate	0.0% - 94.5%	6.4%
			Prepayment Rate	2.7% - 20.8%	9.2%
			Default Rate	0.0% - 9.5%	4.1%
			Loss Severity	0.2% - 83.5%	36.4%
Securities carried at fair value with changes recorded in net income	$339.7	Discounted cash flow	Discount Rate	0.0% - 19.9%	6.3%
			Prepayment Rate	2.5% - 22.4%	11.5%
			Default Rate	0.0% - 5.9%	4.1%
			Loss Severity	3.8% - 39.0%	25.1%
FDIC Receivable	54.8	Discounted cash flow	Discount Rate	7.8% - 18.4%	9.4%
			Prepayment Rate	2.0% - 14.0%	3.6%
			Default Rate	6.0% - 36.0%	10.8%
			Loss Severity	20.0% - 65.0%	31.6%
Total Assets	$961.6
Liabilities
FDIC True-up liability	$(56.9)	Discounted cash flow	Discount Rate	4.1% - 4.1%	4.1%
Consideration holdback liability	(60.8)	Discounted cash flow	Payment Probability	0% - 100%	53.8%
			Discount Rate	3.0% - 3.0%	3.0%
Derivative liabilities - non qualifying	(55.5)	Market Comparables(1)
Total Liabilities	$(173.2)

(1)The valuation of these derivatives is primarily related to the GSI facilities which is based on several factors using a discounted cash flow methodology, including a) funding costs for similar financings based on current market conditions; b) forecasted usage of long-dated facilities through the final maturity date in 2018; and c) forecasted amortization, due to principal payments on the underlying ABS, which impacts the amount of the unutilized portion.

Changes In Estimated Fair Value For Financial Assets And Liabilities Measured On Recurring Basis

Changes in Estimated Fair Value of Level 3 Financial Assets and Liabilities Measured on a Recurring Basis (dollars in millions)

	Securities- AFS	Securities carried at fair value with changes recorded in net income	FDIC Receivable	Derivative liabilities - non-qualifying (1)	FDIC True-up Liability	Consideration holdback Liability
December 31, 2014	$–	$–	$–	$(26.6)	$–	$–
Included in earnings	(2.9)	(2.5)	3.4	(28.9)	(0.6)	–
Included in comprehensive income	(6.8)	–	–	–	–	–
Impairment	(2.8)	–	–	–	–	–
Purchases	619.4	373.4	54.8	–	(56.3)	(60.8)
Paydowns	(39.8)	(31.2)	(3.4)	–	–	–
Balance as of December 31, 2015	$567.1	$339.7	$54.8	$(55.5)	$(56.9)	$(60.8)
December 31, 2013	$–	$–	$–	$(9.7)	$–	$–
Included in earnings	–	–	–	(16.9)	–	–
Balance as of December 31, 2014	$–	$–	$–	$(26.6)	$–	$–

(1)Valuation of the derivatives related to the GSI facilities and written options on certain CIT Bank CDs.

Carrying Value Of Assets Measured At Fair Value On A Non-Recurring Basis

Carrying Value of Assets Measured at Fair Value on a Non-recurring Basis (dollars in millions)

		Fair Value Measurements at Reporting Date Using:
	Total	Level 1	Level 2	Level 3	Total (Losses)
Assets
December 31, 2015
Assets held for sale	$1,648.3	$–	$31.0	$1,617.3	$(32.0)
Other real estate owned and repossessed assets	127.3	–	–	127.3	(5.7)
Impaired loans	127.6	–	–	127.6	(21.9)
Total	$1,903.2	$–	$31.0	$1,872.2	$(59.6)

December 31, 2014
Assets held for sale	$949.6	$–	$–	$949.6	$(73.6)
Impaired loans (1)	35.6	–	–	35.6	(12.4)
Total	$985.2	$–	$–	$985.2	$(86.0)

(1)In preparing the year-end financial statements as of December 31, 2015, the Company discovered and corrected an immaterial error impacting the carrying amount and total losses related to Impaired Loans in the amount of $22.4 million (carrying amount) and $7.5 million (total losses) as of December 31, 2014.

Summary Of Fair Value Option

	December 31, 2015
(dollars in millions)	Estimated Fair Value Carrying Amount	Aggregate Unpaid Principal	Estimated Fair Value Carrying Amount Less Aggregate Unpaid Principal
FDIC Receivable	$54.8	$204.5	$(149.7)

Carrying And Estimated Fair Values Of Financial Instruments

Financial Instruments (dollars in millions)

		Estimated Fair Value
	Carrying
December 31, 2015	Value	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and interest bearing deposits	$8,301.5	$8,301.5	$–	$–	$8,301.5
Derivative assets at fair value - non-qualifying hedges	95.6	–	95.6	–	95.6
Derivative assets at fair value - qualifying hedges	45.5	–	45.5	–	45.5
Assets held for sale (excluding leases)	738.8	21.8	55.8	669.1	746.7
Loans (excluding leases)	28,244.2	–	975.5	26,509.1	27,484.6
Investment securities (1)	2,953.8	11.5	1,678.7	1,265.0	2,955.2
Indemnification assets (2)	348.4	–	–	323.2	323.2
Other assets subject to fair value disclosure and unsecured counterparty receivables (3)	1,004.5	–	–	1,004.5	1,004.5
Financial Liabilities
Deposits (4)	(32,813.8)	–	–	(32,972.2)	(32,972.2)
Derivative liabilities at fair value - non-qualifying hedges	(103.3)	–	(47.8)	(55.5)	(103.3)
Derivative liabilities at fair value - qualifying hedges	(0.3)	–	(0.3)	–	(0.3)
Borrowings (4)	(18,717.1)	–	(16,358.2)	(2,808.8)	(19,167.0)
Credit balances of factoring clients	(1,344.0)	–	–	(1,344.0)	(1,344.0)
Other liabilities subject to fair value disclosure(5)	(1,943.5)	–	–	(1,943.5)	(1,943.5)

December 31, 2014
Financial Assets
Cash and interest bearing deposits	$7,119.7	$7,119.7	$–	$–	$7,119.7
Derivative assets at fair value - non-qualifying hedges	93.7	–	93.7	–	93.7
Derivative assets at fair value - qualifying hedges	74.7	–	74.7	–	74.7
Assets held for sale (excluding leases) (6)	67.0	–	8.0	59.2	67.2
Loans (excluding leases) (7)	14,859.6	–	1,585.4	12,995.6	14,581.0
Securities purchased under agreements to resell	650.0	–	650.0	–	650.0
Investment securities (8)	1,550.3	247.8	1,173.1	137.4	1,558.3
Other assets subject to fair value disclosure and unsecured counterparty receivables (3)	809.5	–	–	809.5	809.5
Financial Liabilities
Deposits (4)	(15,891.4)	–	–	(15,972.2)	(15,972.2)
Derivative liabilities at fair value - non-qualifying hedges	(62.8)	–	(36.2)	(26.6)	(62.8)
Borrowings (4)	(18,657.9)	–	(15,906.3)	(3,338.1)	(19,244.4)
Credit balances of factoring clients	(1,622.1)	–	–	(1,622.1)	(1,622.1)
Other liabilities subject to fair value disclosure(5)	(1,811.8)	–	–	(1,811.8)	(1,811.8)

(1)Level 3 estimated fair value includes debt securities AFS ($567.1 million), debt securities carried at fair value with changes recorded in net income ($339.7 million), non-marketable investments ($291.9 million), and debt securities HTM ($66.3 million).

(2)The indemnification assets included in the above table does not include Agency claims indemnification ($65.6 million) and Loan indemnification ($0.7) million, as they are not considered financial instruments.

(3)Other assets subject to fair value disclosure primarily include accrued interest receivable and miscellaneous receivables. These assets have carrying values that approximate fair value generally due to the short-term nature and are classified as Level 3. The unsecured counterparty receivables primarily consist of amounts owed to CIT from GSI for debt discount, return of collateral posted to GSI and settlements resulting from market value changes to asset-backed securities underlying the GSI Facilities.  Amounts as of December 31, 2014 have been conformed to the current presentation.

(4)Deposits and borrowings include accrued interest, which is included in "Other liabilities" in the Balance Sheet.

(5)Other liabilities subject to fair value disclosure include accounts payable, accrued liabilities, customer security and maintenance deposits and miscellaneous liabilities. The fair value of these approximate carrying value and are classified as level 3.  Amounts as of December 31, 2014 have been conformed to the current presentation.

(6)In preparing the year-end financial statements as of December 31, 2015, the Company discovered and corrected an immaterial error impacting the fair value leveling for Assets held for sale (excluding leases) as of December 31, 2014.  $8.0 million has been reclassified from Level 3 to Level 2.

(7)In preparing the interim financial statements for the quarter ended September 30, 2015 and the year-end financial statements as of December 31, 2015, the Company discovered and corrected an immaterial error impacting the carrying value and estimated Level 3 fair value relating to the Loans (excluding leases) line item in the amount of $480.1 million; with an estimated fair value using Level 3 inputs of $504.8 million as of December 31, 2014.

(8)In preparing the year-end financial statements as of December 31, 2015, the Company discovered and corrected an immaterial error impacting the fair value leveling for Investment securities as of December 31, 2014.  $203.3 million of debt securities HTM and $13.8 million of equity securities AFS have been reclassified from Level 1 to Level 2.